UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
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Address:   Financial Centre
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           695 East Main Street
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           Stamford, Connecticut 06901
           --------------------------------------------------

Form 13F File Number:      028-04235
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
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Phone:     (203) 975-9750
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Stamford, Connecticut        5/11/09
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                               -------------

Form 13F Information Table Entry Total:           3
                                               -------------

Form 13F Information Table Value Total:          $7,724
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


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                                         FORM 13F INFORMATION TABLE


        COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5      COLUMN 6     COLUMN 7           COLUMN 8
                                                     VALUE     SHRS OR SH/   PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT PRN   CALL  DISCRETION   MANAGERS     SOLE    SHARED   NONE
------------------ ------------------ ----------- ----------- -------- --- ------ ----------- -----------  -------- -------  ------
ISHARES TR           MSCI EMERG MKT  464287234         223      9,000  SH          SOLE                      9,000
OIL SVC HOLDRS TR    DEPOSTRY RCPT   678002106       7,287     98,200  SH          SOLE                     98,200
WAL MART STORES INC  COM             931142103         214      4,100  SH          SOLE                      4,100


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